Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Unrecognized gain (loss) of projected benefit obligation or fair value of assets (greater than) (as a percent)	10.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	10 years
Minimum [Member] | Main Components of Tanks and Jetties [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	10 years
Minimum [Member] | Installation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	10 years
Minimum [Member] | Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	40 years
Maximum [Member] | Main Components of Tanks and Jetties [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	40 years
Maximum [Member] | Installation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	25 years
Maximum [Member] | Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life (in years)	10 years